Interest Expense and Finance Cost (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST EXPENSE AND FINANCE COST [Abstract]
Interest expense	$ 109,550	$ 105,421	$ 99,887
Amortization and write-off of deferred financing costs	4,061	5,384	6,309
Other	49	0	0
Interest expense and finance cost	$ 113,660	$ 110,805	$ 106,196